Share Based Compensation - Schedule of Estimated Fair Value of Share Option Granted to Employees (Detail) - Share Options [Member] - Black Scholes Option Pricing Model [Member]	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility, minimum	26.10%	31.00%
Expected volatility, maximum	37.00%	41.70%
Risk free interest rate, minimum	1.63%	2.15%
Risk free interest rate, maximum	2.60%	7.61%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 2 months 12 days	4 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 6 days	7 years 2 months 12 days